Supplemental Condensed Consolidating Financial Information - Condensed Statements of Operations (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Condensed Income Statements Captions [Line Items]
Total Revenues	$ 6,753	$ 6,958	$ 12,125	$ 12,918
Cost and Expenses:
Cost of goods sold	5,252	5,456	9,490	10,172
Selling, general and administrative expenses	595	626	1,141	1,193
Research and development expenses	225	225	408	415
Restructuring expenses	10	22	25	34
Interest expense	240	282	470	566
Other, net	190	112	820	212
Total Costs and Expenses	6,512	6,723	12,354	12,592
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	241	235	(229)	326
Income taxes	107	126	147	203
Equity income of unconsolidated subsidiaries and affiliates	(5)	13	(8)	22
Net income (loss)	129	122	(384)	145
Net loss attributable to noncontrolling interests	3	(2)	2	(1)
Net income (loss) attributable to CNH Industrial N.V.	126	124	(386)	146
CNH Industrial N.V. [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	419	445	742	818
Cost and Expenses:
Cost of goods sold	350	376	629	691
Selling, general and administrative expenses	35	36	63	65
Research and development expenses	2	2	2	5
Restructuring expenses			5
Interest expense	33	36	61	81
Interest compensation to Financial Services	3	4	6	6
Other, net	5	6	40	20
Total Costs and Expenses	428	460	806	868
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(9)	(15)	(64)	(50)
Income taxes	2	(5)	1	(3)
Equity income of unconsolidated subsidiaries and affiliates	139	134	(321)	193
Net income (loss)	128	124	(386)	146
Net income (loss) attributable to CNH Industrial N.V.	128	124	(386)	146
Case New Holland Industrial Inc. [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	2	2	4	5
Cost and Expenses:
Interest expense	64	63	128	124
Other, net	(1)	2	1	(2)
Total Costs and Expenses	63	65	129	122
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(61)	(63)	(125)	(117)
Income taxes	(23)	(24)	(46)	(45)
Equity income of unconsolidated subsidiaries and affiliates	114	145	142	202
Net income (loss)	76	106	63	130
Net income (loss) attributable to CNH Industrial N.V.	76	106	63	130
Guarantor Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	2,682	2,677	4,779	4,967
Cost and Expenses:
Cost of goods sold	2,219	2,183	4,004	4,068
Selling, general and administrative expenses	124	132	249	249
Research and development expenses	68	72	132	142
Restructuring expenses		(1)	(8)	2
Interest expense	28	35	57	71
Interest compensation to Financial Services	48	46	94	90
Other, net	33	65	49	104
Total Costs and Expenses	2,520	2,532	4,577	4,726
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	162	145	202	241
Income taxes	48	24	46	53
Equity income of unconsolidated subsidiaries and affiliates	69	91	144	170
Net income (loss)	183	212	300	358
Net income (loss) attributable to CNH Industrial N.V.	183	212	300	358
All Other Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	5,335	5,143	9,666	9,683
Cost and Expenses:
Cost of goods sold	4,200	4,095	7,596	7,590
Selling, general and administrative expenses	436	458	829	879
Research and development expenses	155	151	274	268
Restructuring expenses	10	23	28	32
Interest expense	231	209	451	572
Other, net	153	39	730	90
Total Costs and Expenses	5,185	4,975	9,908	9,431
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	150	168	(242)	252
Income taxes	80	131	146	198
Equity income of unconsolidated subsidiaries and affiliates	16	45	81	86
Net income (loss)	86	82	(307)	140
Net loss attributable to noncontrolling interests	3	(2)	2	(1)
Net income (loss) attributable to CNH Industrial N.V.	83	84	(309)	141
Eliminations [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	(1,685)	(1,309)	(3,066)	(2,555)
Cost and Expenses:
Cost of goods sold	(1,517)	(1,198)	(2,739)	(2,177)
Interest expense	(116)	(61)	(227)	(282)
Interest compensation to Financial Services	(51)	(50)	(100)	(96)
Total Costs and Expenses	(1,684)	(1,309)	(3,066)	(2,555)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(1)
Equity income of unconsolidated subsidiaries and affiliates	(343)	(402)	(54)	(629)
Net income (loss)	(344)	(402)	(54)	(629)
Net income (loss) attributable to CNH Industrial N.V.	$ (344)	$ (402)	$ (54)	$ (629)